April 28, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson

Document Control – EDGAR

RE:	Ameriprise Certificate Company

Ameriprise Step-Up Rate Certificate

Post-Effective Amendment No. 1

File No. 333-200195

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Step-Up Rate Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 1 (Amendment). This Amendment was filed electronically on April 22, 2016.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Tara Tilbury
Tara Tilbury Vice President and Chief Counsel Ameriprise Financial, Inc.